CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY
Accounting Standards Update [Extensible Enumeration]			us-gaap:AccountingStandardsUpdate201409Member
Issuance costs	$ 36,770	$ 4,668	$ 82